Loss Per Share (Details) - Schedule of Dilution from Outstanding Stock Options - shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Outstanding employee stock option [Member]
Loss Per Share (Details) - Schedule of Dilution from Outstanding Stock Options [Line Items]
Antidilutive shares	441,662	1,710,022
Convertible preferred stock [Member]
Loss Per Share (Details) - Schedule of Dilution from Outstanding Stock Options [Line Items]
Antidilutive shares	6,581,392	5,976,388
Warrants [Member]
Loss Per Share (Details) - Schedule of Dilution from Outstanding Stock Options [Line Items]
Antidilutive shares	13,890	13,890
Put and call options recognized as other component of equity [Member]
Loss Per Share (Details) - Schedule of Dilution from Outstanding Stock Options [Line Items]
Antidilutive shares	94,931	94,931
Conversion options [Member]
Loss Per Share (Details) - Schedule of Dilution from Outstanding Stock Options [Line Items]
Antidilutive shares	2,200,053